Assets Current Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax receivable	$ 191	$ 176
Deferred income taxes (Note 14)	171	121
Prepaid insurance and other expenses	59	58
Reimbursable engineering costs	55	63
Notes receivable	28	43
Income and other taxes receivable	34	57
Deposits to vendors	8	9
Derivative financial instruments (Note 17)	0	15
Other	21	31
Total	$ 567	$ 573